MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
LETTER TO THE SHAREHOLDERS November 30, 2000

                                Two World Trade Center, New York, New York 10048

DEAR SHAREHOLDER:

The 12 months ended November 30, 2000, can be broken down into two very different periods. Through late March, euphoria was the operative word describing equity market conditions as technology stocks led the markets to new heights. Starting in March, however, several events combined to change market conditions and reverse earlier gains. The year culminated in November with the single worst month for the Nasdaq since 1987. Overall, the Nasdaq declined more than 22 percent during the period under review.

ECONOMIC OVERVIEW

The primary catalyst driving the market has been the slowdown in the economy generated by successive increases in short-term interest rates. Despite mounting evidence that the economy is slowing, the Federal Reserve has kept short-term rates at a high level because of continued inflation fears. The low unemployment rate and stubbornly high energy prices have offset economic measures that indicate a recession is now a greater danger than inflation. Unemployment, a lagging indicator, is a particularly poor predictor of future economic performance. High energy prices, on the other hand, are troubling in that they should be coming down as the futures market reacts to a slowing economy. Nevertheless, political factors have combined to keep prices high even as future demand is appearing to slacken. The result has been a continuation of the Fed's tight money policy that restricts liquidity and inevitably hurts the equity markets.

To most observers, it is now obvious that the economy is slowing to a soft but possibly a hard landing. The evidence is seen through earnings disappointments at several high-profile companies. Reliable stalwarts such as Home Depot, Northern Telecom and Intel have missed Wall Street's expectations. Unfortunately for growth investors, technology has been hit extraordinarily hard, with Microsoft, Dell, Hewlett-Packard and IBM all experiencing shortfalls. Slowing earnings growth is never positive for the

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
LETTER TO THE SHAREHOLDERS November 30, 2000, continued

equity markets, and investors are witnessing the results. The weak euro has provided additional stress for the financial markets. Wildly fluctuating currencies make capital allocation decisions difficult and introduce uncertainty into company income statements by making the line items for revenue and cost of goods sold hard to predict.

PERFORMANCE AND PORTFOLIO

The 12-month period ended November 30, 2000, proved to be a difficult one for Morgan Stanley Dean Witter Mid-Cap Equity Trust. During this period, the Fund's Class B shares declined 19.12 percent, compared to an increase of 15.64 percent for the Standard & Poor's MidCap 400 Index (S&P MidCap). For the same period, the Fund's Class A, C and D shares returned -18.72 percent, -19.31 percent and -18.52 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P MidCap Index.

The Fund's underperformance of its benchmark index was primarily the result of its overweighting of the technology sector throughout most of the fiscal year. Technology stocks, which outperformed early in the fiscal year, underwent a sharp correction beginning in March as investors rotated into old-economy issues.

TCW Investment Management Company (TCW), the Fund's sub-advisor, continues to concentrate on company fundamentals - their underlying growth rate, their ability to beat consensus expectations and the dynamics of their business model
- when selecting companies for the Fund's portfolio. While a slowing economy will certainly have an effect on these fundamentals, it is important to remember that many of the companies held in the Fund's portfolio are still very early in their growth cycles and are believed to have the ability to grow somewhat independent of macroeconomic trends. The companies TCW favors are generally pioneers in their industries or are creating new industries where demand is growing.

LOOKING AHEAD

As 2000 comes to a close, TCW is focusing its energies in two areas. First, the sub-advisor wants to ensure that the companies in the portfolio remain healthy and will deliver the results Wall Street expects. TCW seeks to accomplish this through intensive research and by utilizing independent resources to verify research results. Second, the sub-advisor expects to take advantage of the lower stock market valuations in an effort to upgrade the quality of the portfolio. There are many great companies that were previously

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
LETTER TO THE SHAREHOLDERS November 30, 2000, continued

too expensive to purchase that are now selling at more attractive prices. Going forward, TCW will continue to use reasoned, analytical research to identify what it believes to be the best growth companies around which to build the Fund's portfolio.

We appreciate your ongoing support of Morgan Stanley Dean Witter Mid-Cap Equity Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                  /s/ MITCHELL M. MERIN

CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
FUND PERFORMANCE November 30, 2000


                              [LINE CHART OMITTED]

GROWTH OF $10,000 CLASS B

Date                      Total         S&P 400
----                      -----         -------

February 27, 1996        $10,000        $10,000
February 29, 1996         $9,980         $9,941
May 31, 1996             $11,700        $10,508
August 31, 1996          $10,420        $10,206
November 30, 1996        $10,920        $11,284
February 28, 1997         $9,300        $11,624
May 31, 1997              $9,720        $12,415
August 31, 1997          $10,890        $14,011
November 30, 1997        $10,850        $14,382
February 28, 1998        $12,450        $15,870
May 31, 1998             $12,730        $16,128
August 31, 1998          $11,000        $12,697
November 30, 1998        $15,460        $15,877
February 28, 1999        $20,910        $16,207
May 31, 1999             $24,620        $18,053
August 31, 1999          $25,724        $17,976
November 30, 1999        $33,365        $19,271
February 29, 2000        $48,669        $21,229
May 31, 2000             $33,409        $21,925
August 31, 2000          $45,443        $25,122
November 30, 2000        $26,787(3)     $22,284

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. Performance for Class A, Class C, and Class D shares will vary from the performance of Class B shares shown above due to differences in sales charges and expenses.


                          Average Annual Total Returns
--------------------------------------------------------------------------------

                           Class A Shares*
---------------------------------------------------------------------
Period Ended 11/30/00
---------------------------
1 Year                          (18.72)%(1)         (22.99)%(2)
Since Inception (7/28/97)        32.08 %(1)          29.96 %(2)

                          Class C Shares+
---------------------------------------------------------------------
Period Ended 11/30/00
---------------------------
1 Year                          (19.31)%(1)         (20.10)%(2)
Since Inception (7/28/97)        31.10 %(1)          31.10 %(2)

                          Class B Shares**
---------------------------------------------------------------------
Period Ended 11/30/00
---------------------------
1 Year                          (19.12)%(1)         (23.06)%(2)
Since Inception (2/27/96)        23.20 %(1)          23.01 %(2)

                          Class D Shares++
---------------------------------------------------------------------
Period Ended 11/30/00
---------------------------
1 Year                          (18.52)%(1)
Since Inception (7/28/97)        32.34 %(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value after the deduction of a 2% contingent deferred sales charge
     (CDSC), assuming a complete redemption on November 30, 2000.
(4) The Standard and Poor's MidCap 400 Index (S&P 400) is a market-value weighted index, the performance of which is based on the performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
PORTFOLIO OF INVESTMENTS November 30, 2000

 NUMBER OF
   SHARES                                                          VALUE
----------------------------------------------------------------------------
                    COMMON STOCKS (97.6%)
                    Advertising/Marketing
                    Services (0.6%)
  225,000           Lamar Advertising Co.* ................   $    8,775,000
                                                              --------------
                    Alternative Power Generation (0.2%)
   70,000           AES Corp. (The)* ......................        3,631,250
                                                              --------------
                    Apparel/Footwear Retail (1.6%)
  185,000           Claire's Stores, Inc. .................        3,434,062
  409,800           Talbot's, Inc. (The) ..................       21,642,562
                                                              --------------
                                                                  25,076,624
                                                              --------------
                    Biotechnology (9.2%)
  955,800           Abgenix, Inc.* ........................       46,654,987
  238,000           Affymetrix, Inc.* .....................       14,042,000
  278,800           Genentech, Inc.* ......................       18,975,825
  138,900           Gilead Sciences, Inc.* ................       11,311,669
  824,000           Human Genome Sciences, Inc.* ..........       51,242,500
                                                              --------------
                                                                 142,226,981
                                                              --------------
                    Broadcasting (4.6%)
  199,537           Clear Channel Communications,
                      Inc.* ...............................       10,076,618
  474,000           Cox Radio, Inc. (Class A)* ............       10,783,500
  250,000           Granite Broadcasting Corp.* ...........          328,125
  404,200           Hispanic Broadcasting Corp.* ..........       10,913,400
  682,400           Univision Communications, Inc.
                      (Class A)* ..........................       23,884,000
  854,600           Westwood One, Inc.* ...................       15,649,862
                                                              --------------
                                                                  71,635,505
                                                              --------------
                    Cable/Satellite TV (4.7%)
  386,800           Cablevision Systems Corp.
                      (Class A)* ..........................       29,493,500
  859,400           EchoStar Communications Corp.
                      (Class A)* ..........................       25,083,737
1,345,300           Liberty Satellite & Technology,
                      Inc.* ...............................        3,026,925
1,050,400           Mediacom Communications Corp. *               15,099,500
                                                              --------------
                                                                  72,703,662
                                                              --------------
                    Casino/Gaming (0.3%)
  335,000           Park Place Entertainment Corp.* .......        4,501,562
                                                              --------------
                    Chemicals: Agricultural (0.1%)
  200,000           IMC Global Inc. .......................        2,375,000
                                                              --------------
                    Computer Communications (5.5%)
  148,900           Foundry Networks, Inc.* ...............        5,490,687
  634,800           Juniper Networks, Inc.* ...............       79,270,650
                                                              --------------
                                                                  84,761,337
                                                              --------------
                    Contract Drilling (0.2%)
   90,000           Transocean Sedco Forex Inc. ...........        3,588,750
                                                              --------------

 NUMBER OF
   SHARES                                                          VALUE
----------------------------------------------------------------------------
                    Electronic Equipment/
                    Instruments (4.1%)
  720,000           Gemstar-TV Guide International,
                      Inc.* ...............................   $   29,295,000
  680,000           JDS Uniphase Corp.* ...................       34,042,500
                                                              --------------
                                                                  63,337,500
                                                              --------------
                    Engineering & Construction (2.1%)
  268,300           Granite Construction Inc. .............        7,462,094
  939,200           Metromedia Fiber Network, Inc.
                      (Class A)* ..........................       10,976,900
1,121,900           SpectraSite Holdings, Inc.* ...........       14,724,937
                                                              --------------
                                                                  33,163,931
                                                              --------------
                    Finance/Rental/Leasing (0.4%)
   75,000           Fannie Mae ............................        5,925,000
                                                              --------------
                    Financial Publishing/Services (1.3%)
  196,400           Aether Systems, Inc* ..................       11,121,150
  190,000           SunGard Data Systems Inc.* ............        9,321,875
                                                              --------------
                                                                  20,443,025
                                                              --------------
                    Hospital/Nursing Management (1.5%)
1,067,900           Health Management Associates,
                      Inc. (Class A)* .....................       22,759,619
                                                              --------------
                    Industrial Specialties (0.3%)
  445,000           RPM, Inc. .............................        4,171,875
                                                              --------------
                    Information Technology
                    Services (0.5%)
  252,200           StorageNetworks, Inc.* ................        7,408,375
                                                              --------------
                    Internet Retail (0.7%)
  468,500           Amazon.com, Inc.* .....................       11,566,094
                                                              --------------
                    Internet Software/Services (14.5%)
   93,000           Akamai Technologies, Inc.* ............        2,673,750
  731,200           Ariba, Inc.* ..........................       45,517,200
  497,600           Commerce One, Inc.* ...................       14,337,100
  605,600           Exodus Communications, Inc.* ..........       13,777,400
   25,000           Internet Capital Group, Inc.* .........          143,750
1,055,800           Liberate Technologies, Inc.* ..........       11,217,875
  268,550           Openwave Systems Inc.* ................       12,252,594
  551,800           Scient Corp.* .........................        3,483,238
  692,300           VeriSign, Inc.* .......................       60,013,756
1,233,000           Vignette Corp.* .......................       19,419,750
  255,933           webMethods, Inc.* .....................       16,107,783
  634,430           Yahoo! Inc.* ..........................       25,139,289
                                                              --------------
                                                                 224,083,485
                                                              --------------
                    Investment Managers (1.0%)
  441,700           Price (T.) Rowe Associates, Inc. ......       16,122,050
                                                              --------------
                    Major Telecommunications (0.4%)
  325,000           BroadWing Inc.* .......................        6,987,500
                                                              --------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
PORTFOLIO OF INVESTMENTS November 30, 2000, continued

 NUMBER OF
   SHARES                                                         VALUE
---------------------------------------------------------------------------
                    Medical Distributors (2.8%)
  487,800           Andrx Group* .........................   $   34,809,103
   80,000           Cardinal Health, Inc. ................        7,995,000
                                                             --------------
                                                                 42,804,103
                                                             --------------
                    Medical Specialties (1.1%)
  273,400           MiniMed, Inc.* .......................       16,267,300
                                                             --------------
                    Miscellaneous Commercial
                    Services (3.1%)
  365,600           CheckFree Corp.* .....................       19,102,600
  486,487           Paychex, Inc. ........................       28,277,057
                                                             --------------
                                                                 47,379,657
                                                             --------------
                    Oil Refining/Marketing (0.5%)
  120,000           Tosco Corp. ..........................        3,442,500
  140,000           Ultramar Diamond Shamrock Corp. ......        3,858,750
                                                             --------------
                                                                  7,301,250
                                                             --------------
                    Other Consumer Services (2.0%)
  590,600           eBay, Inc.* ..........................       20,264,963
  425,600           Homestore.com, Inc.* .................       10,427,200
                                                             --------------
                                                                 30,692,163
                                                             --------------
                    Packaged Software (11.6%)
  220,000           Mercury Interactive Corp.* ...........       14,808,750
  822,000           Rational Software Corp.* .............       25,893,000
1,995,600           Siebel Systems, Inc.* ................      139,442,550
                                                             --------------
                                                                180,144,300
                                                             --------------
                    Pharmaceuticals: Other (1.4%)
  300,800           Sepracor, Inc.* ......................       21,977,200
                                                             --------------
                    Semiconductors (8.1%)
  949,800           Altera Corp.* ........................       22,735,838
  107,500           GlobeSpan, Inc.* .....................        3,366,094
  905,400           Maxim Integrated Products, Inc.*             46,175,400
  254,200           Transmeta Corp.* .....................        5,751,275
1,200,500           Xilinx, Inc.* ........................       46,819,500
                                                             --------------
                                                                124,848,107
                                                             --------------
                    Services to the Health Industry (0.5%)
  986,900           WebMD Corporation* ...................        7,401,750
                                                             --------------
                    Specialty Insurance (0.5%)
  283,700           Enhance Financial Services Group
                      Inc. ...............................        3,776,756
   55,000           MBIA, Inc. ...........................        3,788,125
                                                             --------------
                                                                  7,564,881
                                                             --------------
                    Specialty Stores (1.9%)
1,437,700           Bed Bath & Beyond Inc.* ..............       29,922,131
                                                             --------------
                    Specialty Telecommunications (1.1%)
1,202,700           McLeodUSA, Inc. (Class A)* ...........       16,311,619
                                                             --------------

 NUMBER OF
   SHARES                                                         VALUE
---------------------------------------------------------------------------
                    Telecommunication Equipment (8.7%)
  694,800           American Tower Corp. (Class A)*          $   20,930,850
   58,300           Corvis Corp.* ........................        1,679,769
   97,900           New Focus, Inc.* .....................        1,988,594
  125,100           ONI Systems Corp.* ...................        5,441,850
  800,000           QUALCOMM Inc.* .......................       64,200,000
  220,500           Research In Motion Ltd. (Canada)*            14,332,500
  537,000           SONUS Networks Inc.* .................       13,055,813
  327,400           Sycamore Networks, Inc.* .............       13,566,638
                                                             --------------
                                                                135,196,014
                                                             --------------
                    Tools/Hardware (0.2%)
  105,000           Black & Decker Corp. .................        3,799,688
                                                             --------------
                    Trucks/Construction/Farm
                    Machinery (0.3%)
  406,900           AGCO Corp. ...........................        3,967,275
                                                             --------------
                    TOTAL COMMON STOCKS
                    (Cost $1,330,843,885) ................    1,510,821,563
                                                             --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------

                    SHORT-TERM INVESTMENTS (a) (2.6%)
                    U.S GOVERNMENT AGENCIES (2.0%)
 $ 25,000           Federal Farm Credit Bank
                    6.38% due 12/07/00 ...................       24,973,417
    6,000           Federal National Mortgage Assoc.
                    6.40% due 12/06/00 ...................        5,994,666
                                                             --------------
                    TOTAL U.S. GOVERNMENT AGENCIES
                    (Cost $30,968,083) ...................       30,968,083
                                                             --------------
                    REPURCHASE AGREEMENT (0.6%)
    9,108           The Bank of New York 6.50%
                    due 12/01/00 (dated 11/30/00;
                    proceeds $9,109,968) (b)
                    (Cost $9,108,324) ....................        9,108,324
                                                             --------------
                    TOTAL SHORT-TERM INVESTMENTS
                    (Cost $40,076,407) ...................       40,076,407
                                                             --------------

TOTAL INVESTMENTS
(Cost $1,370,920,292) (c) ...................    100.2%       1,550,897,970
LIABILITIES IN EXCESS OF OTHER
ASSETS ......................................     (0.2)          (3,372,301)
                                                 -----       --------------
NET ASSETS ..................................    100.0%      $1,547,525,669
                                                 =====       ==============

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
PORTFOLIO OF INVESTMENTS November 30, 2000, continued

-------------------
*    Non-income producing security.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) Collateralized by $4,785,138 Federal Home Loan Mortgage Corp. 6.00% due 03/01/13 valued at $3,306,070 and $6,994,091 Federal Home Loan Mortgage Corp. 6.50% due 01/01/29 valued at $5,985,716.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $519,499,185 and the aggregate gross unrealized depreciation is $339,521,507, resulting in net unrealized appreciation of $179,977,678.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2000

ASSETS:
Investments in securities, at value
  (cost $1,370,920,292) ...........................................    $1,550,897,970
Receivable for :
   Shares of beneficial interest sold .............................         2,175,931
   Investments sold ...............................................           519,545
   Dividends ......................................................            73,955
Deferred organizational expenses ..................................             7,948
Prepaid expenses ..................................................           170,155
                                                                       --------------
   TOTAL ASSETS ...................................................     1,553,845,504
                                                                       --------------
LIABILITIES:
Payable for:
   Shares of beneficial interest repurchased ......................         3,349,574
   Plan of distribution fee .......................................         1,502,865
   Investment management fee ......................................         1,174,299
Accrued expenses and other payables ...............................           293,097
                                                                       --------------
   TOTAL LIABILITIES ..............................................         6,319,835
                                                                       --------------
   NET ASSETS .....................................................    $1,547,525,669
                                                                       ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................    $1,516,329,938
Net unrealized appreciation .......................................       179,977,678
Accumulated net realized loss .....................................      (148,781,947)
                                                                       --------------
   NET ASSETS .....................................................    $1,547,525,669
                                                                       ==============
CLASS A SHARES:
Net Assets ........................................................       $48,068,357
Shares Outstanding (unlimited authorized, $.01 par value) .........         1,789,454
   NET ASSET VALUE PER SHARE ......................................            $26.86
                                                                               ======
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ................            $28.35
                                                                               ======
CLASS B SHARES:
Net Assets ........................................................    $1,413,819,837
Shares Outstanding (unlimited authorized, $.01 par value) .........        53,652,774
   NET ASSET VALUE PER SHARE ......................................            $26.35
                                                                               ======
CLASS C SHARES:
Net Assets ........................................................       $61,822,089
Shares Outstanding (unlimited authorized, $.01 par value) .........         2,360,915
   NET ASSET VALUE PER SHARE ......................................            $26.19
                                                                               ======
CLASS D SHARES:
Net Assets ........................................................       $23,815,386
Shares Outstanding (unlimited authorized, $.01 par value) .........           880,771
   NET ASSET VALUE PER SHARE ......................................            $27.04
                                                                               ======

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended November 30, 2000

NET INVESTMENT LOSS:
INCOME
Interest ..........................................     $    4,833,320
Dividends .........................................          1,281,888
                                                        --------------
   TOTAL INCOME ...................................          6,115,208
                                                        --------------
EXPENSES
Investment management fee .........................         15,261,401
Plan of distribution fee (Class A shares) .........            129,805
Plan of distribution fee (Class B shares) .........         14,232,979
Plan of distribution fee (Class C shares) .........            749,355
Transfer agent fees and expenses ..................          1,921,524
Registration fees .................................            230,911
Shareholder reports and notices ...................            169,584
Professional fees .................................            105,841
Custodian fees ....................................             81,968
Organizational expenses ...........................             33,133
Trustees' fees and expenses .......................             11,771
Other .............................................             80,473
                                                        --------------
   TOTAL EXPENSES .................................         33,008,745
                                                        --------------
   NET INVESTMENT LOSS ............................        (26,893,537)
                                                        --------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss .................................        (76,382,296)
Net change in unrealized appreciation .............       (423,602,251)
                                                        --------------
   NET LOSS .......................................       (499,984,547)
                                                        --------------
NET DECREASE ......................................     $ (526,878,084)
                                                        ==============

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE YEAR          FOR THE YEAR
                                                                ENDED                  ENDED
                                                          NOVEMBER 30, 2000      NOVEMBER 30, 1999
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................     $  (26,893,537)        $  (8,748,580)
Net realized gain (loss) .............................        (76,382,296)           44,590,626
Net change in unrealized appreciation ................       (423,602,251)          422,052,427
                                                           --------------        --------------
   NET INCREASE (DECREASE) ...........................       (526,878,084)          457,894,473
                                                           --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
  Class A shares .....................................           (479,160)                 (707)
  Class B shares .....................................        (31,128,120)              (54,653)
  Class C shares .....................................           (862,510)               (1,211)
  Class D shares .....................................           (119,850)                   (4)
Paid-in-capital
  Class A shares .....................................            (70,251)                    -
  Class B shares .....................................         (4,563,787)                    -
  Class C shares .....................................           (126,455)                    -
  Class D shares .....................................            (17,572)                    -
                                                           --------------        --------------
   TOTAL DISTRIBUTIONS ...............................        (37,367,705)              (56,575)
                                                           --------------        --------------
Net increase from transactions in shares of beneficial
  interest ...........................................        736,625,790           703,430,965
                                                           --------------        --------------
   NET INCREASE ......................................        172,380,001         1,161,268,863
                                                           --------------        --------------
NET ASSETS:
Beginning of period ..................................      1,375,145,668           213,876,805
                                                           --------------        --------------
   END OF PERIOD .....................................     $1,547,525,669        $1,375,145,668
                                                           ==============        ==============

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Mid-Cap Equity Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities, including common stocks and securities convertible into common stock, issued by medium-sized companies. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") or TCW Investment Management Company (the "Sub-Advisor") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000, continued

more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES - The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $165,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the portion of daily net assets not exceeding $500 million and 0.725% to the portion of daily net assets exceeding

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000, continued

$500 million but not exceeding $2 billion. Effective May 1, 2000, the Agreement was amended to reduce the annual rate to 0.70% of the portion of daily net assets exceeding $2.0 billion but not exceeding $3.0 billion; and 0.675% of the portion of daily net assets in excess of $3.0 billion.

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investment in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of
Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $66,029,893 at November 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000, continued

representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $3,460, $1,787,186 and $64,855, respectively and received $441,556 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2000 aggregated $1,012,749,349 and $328,837,771, respectively.

For the year ended November 30, 2000, the Fund incurred brokerage commissions of $13,000 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS

At November 30, 2000, the Fund had a net capital loss carryover of approximately $132,613,000 which may be used to offset future capital gains to the extent provided by regulations, which will be available through November 30 of the following years:

               AMOUNT IN THOUSANDS
--------------------------------------------------
    2005          2006         2007        2008
------------   ----------   ---------   ----------
  $36,450       $21,173      $6,907      $68,083
  =======       =======      ======      =======

Due to the Fund's acquisition of Morgan Stanley Dean Witter Mid-Cap Dividend Growth Fund and Morgan Stanley Dean Witter Mid-Cap Growth Fund, utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, significantly reducing the total carryover available.

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000, continued

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $9,107,000 during fiscal 2000.

As of November 30, 2000, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss and capital loss carryovers written off by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $75,766,308, accumulated net realized loss was credited $49,021,528 and net investment loss was credited $26,744,780.

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000, continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                FOR THE YEAR                      FOR THE YEAR
                                                                    ENDED                             ENDED
                                                              NOVEMBER 30, 2000                 NOVEMBER 30, 1999
                                                      --------------------------------- ---------------------------------
                                                           SHARES           AMOUNT            SHARES           AMOUNT
                                                      ---------------- ----------------  --------------- -----------------
CLASS A SHARES
Sold ................................................      1,552,593    $   63,483,042         634,895    $   17,175,647
Reinvestment of distributions .......................         13,380           499,329              23               593
Acquisition of Morgan Stanley Dean Witter Mid-Cap
 Growth Fund ........................................              -                 -         137,952         3,450,632
Acquisition of Morgan Stanley Dean Witter Mid-Cap
 Dividend Growth Fund ...............................         80,352         3,505,333               -                 -
Repurchased .........................................       (446,127)      (17,937,057)       (254,595)       (6,451,822)
                                                           ---------    --------------        --------    --------------
Net increase - Class A ..............................      1,200,198        49,550,647         518,275        14,175,050
                                                           ---------    --------------        --------    --------------
CLASS B SHARES
Sold ................................................     21,311,168       876,690,885      11,267,017       301,595,088
Reinvestment of distributions .......................        904,628        33,272,193           1,986            50,366
Acquisition of Morgan Stanley Dean Witter Mid-Cap
 Growth Fund ........................................              -                 -      20,363,981       503,472,815
Acquisition of Morgan Stanley Dean Witter Mid-Cap
 Dividend Growth Fund ...............................      2,744,256       117,697,454               -                 -
Repurchased .........................................    (10,753,031)     (426,074,102)     (5,905,022)     (145,463,060)
                                                         -----------    --------------      ----------    --------------
Net increase - Class B ..............................     14,207,021       601,586,430      25,727,962       659,655,209
                                                         -----------    --------------      ----------    --------------
CLASS C SHARES
Sold ................................................      1,737,151        70,678,077         849,493        22,720,952
Reinvestment of distributions .......................         26,230           961,084              44             1,113
Acquisition of Morgan Stanley Dean Witter Mid-Cap
 Growth Fund ........................................              -                 -         264,929         6,532,755
Acquisition of Morgan Stanley Dean Witter Mid-Cap
 Dividend Growth Fund ...............................        153,141         6,528,903               -                 -
Repurchased .........................................       (605,428)      (23,684,150)       (110,763)       (2,910,576)
                                                         -----------    --------------      ----------    --------------
Net increase - Class C ..............................      1,311,094        54,483,914       1,003,703        26,344,244
                                                         -----------    --------------      ----------    --------------
CLASS D SHARES
Sold ................................................      1,057,630        44,032,063         688,208        18,792,852
Reinvestment of distributions .......................          3,245           121,636               -                 4
Acquisition of Morgan Stanley Dean Witter Mid-Cap
 Growth Fund ........................................              -                 -          11,712           294,460
Acquisition of Morgan Stanley Dean Witter Mid-Cap
 Dividend Growth Fund ...............................         17,321           759,795               -                 -
Repurchased .........................................       (326,506)      (13,908,695)       (571,762)      (15,830,854)
                                                         -----------    --------------      ----------    --------------
Net increase - Class D ..............................        751,690        31,004,799         128,158         3,256,462
                                                         -----------    --------------      ----------    --------------
Net increase in Fund ................................     17,470,003    $  736,625,790      27,378,098    $  703,430,965
                                                         ===========    ==============      ==========    ==============

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 2000, continued

7. ACQUISITION OF MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND

On June 28, 1999, the Fund acquired all the net assets of the Morgan Stanley Dean Witter Mid-Cap Growth Fund ("Mid-Cap Growth") based on the respective valuations as of the close of business on June 25, 1999, pursuant to a plan of reorganization approved by the shareholders of Mid-Cap Growth on June 8, 1999. The acquisition was accomplished by a tax-free exchange of 137,952 Class A shares of the Fund at a net asset value of $25.02 per share for 223,982 Class A shares of Mid-Cap Growth; 20,363,981 Class B shares of the Fund at a net asset value of $24.73 per share for 33,262,962 Class B shares of Mid-Cap Growth; 264,929 Class C shares of the Fund at a net asset value of $24.66 per share for 431,232 Class C shares of Mid-Cap Growth; and 11,712 Class D shares of the Fund at a net asset value of $25.14 per share for 19,083 Class D shares of Mid-Cap Growth. The net assets of the Fund and Mid-Cap Growth immediately before the acquisition were $355,933,256 and $513,750,663, respectively, including unrealized appreciation of $102,903,526 for Mid-Cap Growth. Immediately after the acquisition, the combined net assets of the Fund amounted to $869,683,919.

8. ACQUISITION OF MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH FUND

On July 24, 2000, the Fund acquired all the net assets of the Morgan Stanley Dean Witter Mid-Cap Dividend Growth Fund ("Mid-Cap Dividend") based on the respective valuations as of the close of business on July 21, 2000 pursuant to a plan of reorganzation approved by the shareholders of Mid-Cap Dividend on June 22, 2000. The acquisition was accomplished by a tax-free exchange of 80,352 Class A shares of the Fund at a net asset value of $43.61 per share for 507,112 shares of Mid-Cap Dividend; 2,744,256 Class B shares of the Fund at a net asset value of $42.87 per share for 16,927,521 Class B shares of Mid-Cap Dividend; 153,141 Class C shares of the Fund at a net asset value of $42.62 per share for 941,829 Class C shares of Mid-Cap Dividend; and 17,321 Class D shares of the Fund at a net asset value of $43.85 per share for 110,235 Class D shares of Mid-Cap Dividend. The net assets of the Fund and Mid-Cap Dividend immediately before the acquisition were $2,307,088,101 and $128,491,484, respectively, including unrealized depreciation of $8,021,606 for Mid-Cap Dividend. Immediately after the acquisition, the combined net assets of the Fund amounted to $2,435,579,585.

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                                  FOR THE YEAR ENDED NOVEMBER 30,                JULY 28, 1997*
                                                     ---------------------------------------------------------       THROUGH
                                                             2000               1999               1998         NOVEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............        $33.83            $15.60               $10.88            $10.85
                                                           -------           -------              -------           -------
Income (loss) from investment operations:
 Net investment loss ...............................         (0.33)            (0.34)               (0.18)            (0.06)
 Net realized and unrealized gain (loss) ...........         (5.76)            18.57                 4.90              0.09
                                                           -------           -------              -------           -------
Total income (loss) from investment operations .....         (6.09)            18.23                 4.72              0.03
                                                           -------           -------              -------           -------
Less distributions from:
 Net realized gain .................................         (0.77)                -                    -                 -
 Paid-in-capital ...................................         (0.11)                -                    -                 -
                                                           -------           -------              -------           -------
Total distributions ................................         (0.88)                -                    -                 -
                                                           -------           -------              -------           -------
Net asset value, end of period .....................        $26.86            $33.83(4)            $15.60            $10.88
                                                           =======           =======              =======           =======
TOTAL RETURN+ ......................................        (18.72)%          116.89 %              43.38 %            0.28 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................          1.11 %(3)         1.23 %(3)            1.55 %(3)         1.55 %(2)
Net investment loss ................................         (0.82)%(3)        (0.93)%(3)           (1.40)%(3)        (1.46)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............       $48,068           $19,934               $1,107               $58
Portfolio turnover rate ............................            17 %              51 %                 52 %              49 %

-------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)  Includes the effect of a capital gain distribution of $0.004.

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                                                   FOR THE PERIOD
                                                                 FOR THE YEAR ENDED NOVEMBER 30                  FEBRUARY 27, 1996*
                                                  --------------------------------------------------------------       THROUGH
                                                      2000++           1999++         1998++           1997**++   NOVEMBER 30, 1996
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............     $33.36           $15.46         $10.85           $10.92         $10.00
                                                      ------           ------         ------           ------         ------
Income (loss) from investment operations:
 Net investment loss ............................      (0.51)           (0.42)         (0.26)           (0.22)         (0.13)
 Net realized and unrealized gain (loss) ........      (5.62)           18.32           4.87             0.15           1.05
                                                      ------           ------         ------           ------         ------
Total income (loss) from investment operations ..      (6.13)           17.90           4.61            (0.07)          0.92
                                                      ------           ------         ------           ------         ------
Less distributions from:
 Net realized gain ..............................      (0.77)               -              -                -              -
 Paid-in-capital ................................      (0.11)               -              -                -              -
                                                      ------           ------         ------           ------         ------
Total distributions .............................      (0.88)               -              -                -              -
                                                      ------           ------         ------           ------         ------
Net asset value, end of period ..................     $26.35           $33.36(4)      $15.46           $10.85         $10.92
                                                      ======           ======         ======           ======         ======
TOTAL RETURN+ ...................................     (19.12)%         115.82 %        42.49 %          (0.64)%         9.20 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................       1.58 %(3)        1.74 %(3)      2.20 %(3)        2.29 %         2.28 %(2)
Net investment loss .............................      (1.29)%(3)       (1.44)%(3)     (2.05)%(3)       (2.16)%        (1.79)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......... $1,413,820       $1,315,930       $212,043         $174,412       $205,274
Portfolio turnover rate .........................         17 %             51 %           52 %             49 %           25 %(1)

--------------
*    Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)  Includes the effect of a capital gain distribution of $0.004.

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
FINANCIAL HIGHLIGHTS, continued

                                                                                                                   FOR THE PERIOD
                                                                   FOR THE YEAR ENDED NOVEMBER 30,                 JULY 28, 1997*
                                                         ---------------------------------------------------           THROUGH
                                                               2000             1999            1998              NOVEMBER 30, 1997
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $33.24           $15.45          $10.85                 $10.85
                                                              ------           ------          ------                 ------
Income (loss) from investment operations:
 Net investment loss ...................................       (0.62)           (0.52)          (0.28)                 (0.08)
 Net realized and unrealized gain ......................       (5.55)           18.31            4.88                   0.08
                                                              ------           ------          ------                 ------
Total income (loss) from investment operations .........       (6.17)           17.79            4.60                      -
                                                              ------           ------          ------                 ------
Less distributions from:
 Net realized gain .....................................       (0.77)               -               -                      -
 Paid-in-capital .......................................       (0.11)               -               -                      -
                                                              ------           ------          ------                 ------
Total distributions ....................................       (0.88)               -               -                      -
                                                              ------           ------          ------                 ------
Net asset value, end of period .........................      $26.19           $33.24(4)       $15.45                 $10.85
                                                              ======           ======          ======                 ======
TOTAL RETURN+ ..........................................      (19.31)%         115.18 %         42.27 %                 0.09 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................        1.86 %(3)        1.99 %(3)       2.30 %(3)              2.32 %(2)
Net investment loss ....................................       (1.56)%(3)       (1.69)%(3)      (2.15)%(3)             (2.22)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $61,822          $34,898            $712                    $83
Portfolio turnover rate ................................          17 %             51 %            52 %                   49 %

--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)  Includes the effect of a capital gain distribution of $0.004.

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
FINANCIAL HIGHLIGHTS, continued

                                                                                                           FOR THE PERIOD
                                                                FOR THE YEAR ENDED NOVEMBER 30,            JULY 28, 1997*
                                                         ----------------------------------------------      THROUGH
                                                              2000            1999           1998        NOVEMBER 30, 1997
---------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $33.97         $15.66         $10.89            $10.85
                                                              ------         ------         ------            ------
Income (loss) from investment operations:
 Net investment loss ...................................       (0.24)         (0.21)         (0.15)            (0.05)
 Net realized and unrealized gain (loss) ...............       (5.81)         18.52           4.92              0.09
                                                              ------         ------         ------            ------
Total income (loss) from investment operations .........       (6.05)         18.31           4.77              0.04
                                                              ------         ------         ------            ------
Less distributions from:
 Net realized gain .....................................       (0.77)             -              -                 -
 Paid-in-capital .......................................       (0.11)             -              -                 -
                                                              ------         ------         ------            ------
Total distributions ....................................       (0.88)             -              -                 -
                                                              ------         ------         ------            ------
Net asset value, end of period .........................      $27.04         $33.97(4)      $15.66            $10.89
                                                              ======         ======         ======            ======
TOTAL RETURN+ ..........................................      (18.52)%       116.96 %        43.80 %            0.37 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................        0.86 %(3)      0.99 %(3)      1.30 % (3)        1.30 %(2)
Net investment loss ....................................       (0.57)%(3)     (0.69)%(3)     (1.15)%(3)        (1.19)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $23,815         $4,384            $15               $10
Portfolio turnover rate ................................          17 %           51 %           52 %              49 %

--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)  Includes the effect of a capital gain distribution of $0.004.

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Mid-Cap Equity Trust (the "Fund"), including the portfolio of investments, as of November 30, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 1999 and the financial highlights for each of the respective stated periods ended November 30, 1999 were audited by other independent accountants whose report, dated January 11, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Mid-Cap Equity Trust as of November 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 8, 2001

                       2000 FEDERAL TAX NOTICE (unaudited)

      During the fiscal year ended November 30, 2000, the Fund paid to its shareholders $0.77 per share from long-term capital gains.

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

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Douglas S. Foreman
Vice President

Christopher J. Ainley
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


SUB-ADVISORS

TCW Investment Management Company
865 South Figueroa Street, Suite 1800
Los Angeles, CA 90017


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD


MORGAN STANLEY
DEAN WITTER
MID-CAP
EQUITY TRUST


[Graphic]


ANNUAL REPORT
NOVEMBER 30, 2000